SEGMENT AND DISAGGREGATED REVENUE INFORMATION - Other Expense (Income), Net by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Restructuring charges:
Restructuring charges	$ 13.3	$ 55.3
Other items:
Transaction and related costs	20.9	4.2	$ 2.6
Loss (gain) on sales of assets, net	0.2	(0.5)	(3.2)
Gain on venture investments, net	(23.0)	(5.4)
Gain on sale of product line	(5.7)
Outcomes of legal proceedings, net	(0.4)		3.4
Other expense (income), net	5.6	53.6	53.2
Severance and related costs
Restructuring charges:
Restructuring charges	10.5	49.1	45.3
Asset impairment charges and lease cancellation costs
Restructuring charges:
Restructuring charges	$ 3.1	$ 6.2	$ 5.1